Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Fair Value of Assets Acquired and Liabilities Assumed	The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, March 31, 2016.

Net liabilities acquired (including cash of $1 and other loan of $332 (Note 17))	$(337)
Amortizable intangible assets (i)
Backlog contract (Note 11)	372
Proprietary technology (Note 11)	26,179
Goodwill	36,504
Deferred tax liabilities	(6,638)
Total	$56,080

Total purchase price comprised of:
– cash consideration (paid in fiscal 2015 in the form of refundable deposit)	$52,000
– share-based consideration	4,080
Total	$56,080

(i)	Acquired amortizable intangible asset-backlog contract and proprietary technology have estimated amortization periods of one year and twenty years, respectively.

The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, May 10, 2017.

Net liabilities acquired (including cash of $1 and accrued liabilities of $ 68 )	$(67)
Amortizable intangible assets
Technologies	19,682
Goodwill	20,230
Deferred tax liabilities	(4,920)
Total	$34,925

Total purchase price comprised of:
– cash consideration (paid in fiscal 2016 in the form of refundable deposit)	$32,600
– share-based consideration	2,325
Total	$34,925

Giant Connection Limited [Member]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed	The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, December 22, 2017.

Net assets acquired (including cash of $943, loan receivables of $670, interest receivables of $6, property, plant and equipment of $508 and income tax payable of $ 14 )	$2,113
Goodwill	248
Deferred tax liabilities	(7)
Total	$2,354

Total purchase price comprised of:
— share-based consideration	$2,354
Total	$2,354

Paris Sky Limited [Member]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed
As 99.9% of t
he fair value of the gross assets acquired is concentrated in the leasehold property, the acquisition of Paris Sky Limited is considered an asset acquisition.

Net assets acquired
Property, plant and equipment*	$52,994
Allowance on guarantee	(817)
Other assets acquired (including cash of $1,957, other assets of $50, Other payables of $170 and income tax payable of $ 4 )	1,833
Deferred tax assets	116
Deferred tax liabilities	(5,998)
Total	$48,128

Total purchase price comprised of:
— share-based consideration	$4,784
— 48.9% interest in Boca	23,699
— 49% interest in CSL	16,170
— promissory note	3,475
Total	$48,128

*	Property, plant and equipment acquired included leasehold land and buildings with a value of $
53.0
million at the date of acquisition which are pledged against the banking facilities of HK$
215.32
million ($
27.61
million) of a company beneficially owned by Kimmy Lai Ching Luk (see (d) above). The property pledge (allowance on guarantee) was valued on the basis of estimation of the probability that the borrower would be unable to either repay the loan or fulfil the loan contract terms (the default risk) and the amount that would be recovered at events of default (the recovery rate).